Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
Schedule of Reconciliation of Effective Tax Rate
	Year ended December 31
Reconciliation of effective tax rate	2022	2021

Net loss	$(24.442)	$(31,542)
Total income tax expense	107	-
Loss excluding income tax	(24,335)	(31,542)
Income tax recovery using the Company's domestic tax rate	(6,570)	(8,516)
Non-deductible expenses and other	631	764
Change in tax rates	-	-
Deferred income tax assets not recognized	5,832	7,752
	$(107)	$-

Schedule of Deferred Income Tax Assets (Liabilities)
	December 31	December 31
Deferred income tax assets (liabilities)	2022	2021
Tax losses	$2,167	$2,451
Net deferred income tax assets	2,167	2,451
Resource property/investment in Pebble Partnership	(2,167)	(2,451)
Equipment	–	–
Net deferred income tax liability	$–	$–

Schedule of Taxable Temporary Differences
		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	3,059
After five years	320,663	–	–
No expiry date	38,643	93,688	190
Total	$359,306	$93,688	$3,249